Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Balance at beginning of the year	$ 12,111	$ 7,875	$ 4,150
Additions	1,767	4,921	3,700
Reversals	(1,176)	(373)	(140)
Write-off	(4,161)
Exchange difference	(55)	301	25
Balance at end of the year	$ 9,352	$ 12,111	$ 7,875